BBH U.S. Equity Fund

                                   a series of

                                 BBH Fund, Inc.

                       Supplement Dated March 13, 2002 To
                       Prospectus Dated February 28, 2002



     On February 26, 2002, the Board of Directors of BBH Fund, Inc. approved the cessation of operations of BBH U.S. Equity Fund (the "Fund") on or about June 30, 2002 (the "Closing Date"), and has determined to involuntarily redeem all Fund shares outstanding as of the close of business on the Closing Date. Any shareholder holding Fund shares on the Closing Date will receive the then current net asset value for all Fund shares they own. The redemption of Fund shares may be a taxable event for shareholders (other than those participating in Individual Retirement Accounts (IRAs), qualified defined contribution and defined benefit plans or other qualified retirement vehicles).

     In conjunction with approving the cessation of the Fund's operations, the Board also approved the closing of the Fund to new investments. Accordingly, Fund shares may no longer be purchased except by certain qualified defined contribution retirement plans (i.e., 401(k) plans, profit sharing plans and money purchase pension plans), 403(b) plans and 457 plans that invest through existing accounts held at a financial intermediary, which may continue to make additional purchases of Fund shares until the Closing Date.




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                              BBH U.S. Equity Fund

                                   a series of

                                 BBH Fund, Inc.

                       Supplement Dated March 13, 2002 To
           Statement of Additional Information Dated February 28, 2002



     On February 26, 2002, the Board of Directors of BBH Fund, Inc. approved the cessation of operations of BBH U.S. Equity Fund (the "Fund") on or about June 30, 2002 (the "Closing Date"), and has determined to involuntarily redeem all Fund shares outstanding as of the close of business on the Closing Date. Any shareholder holding Fund shares on the Closing Date will receive the then current net asset value for all Fund shares they own. The redemption of Fund shares may be a taxable event for shareholders (other than those participating in Individual Retirement Accounts (IRAs), qualified defined contribution and defined benefit plans or other qualified retirement vehicles).

     In conjunction with approving the cessation of the Fund's operations, the Board also approved the closing of the Fund to new investments. Accordingly, Fund shares may no longer be purchased except by certain qualified defined contribution retirement plans (i.e., 401(k) plans, profit sharing plans and money purchase pension plans), 403(b) plans and 457 plans that invest through existing accounts held at a financial intermediary, which may continue to make additional purchases of Fund shares until the Closing Date.